Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2013
Registrant Name	DREYFUS VARIABLE INVESTMENT FUND
Central Index Key	0000813383
Amendment Flag	false
Document Creation Date	Nov. 20, 2014
Document Effective Date	Nov. 20, 2014
Prospectus Date	Nov. 20, 2014